FINANCIAL INSTRUMENTS (Details 11)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)
IfrsStatementLineItems [Line Items]
Trade receivables - net	$ 1,885	$ 14,704	$ 24,991
Amount due to a director	437	3,407	3,168
Loan from a former related company	19	150	150
Dividend payables			6,444
Lease liabilities			843
Less Thenone Year [Member]
IfrsStatementLineItems [Line Items]
Trade receivables - net			61,667
Other payables		1,756	1,316
Amount due to a director		3,407	3,168
Loan from a former related company		150	150
Dividend payables			6,792
Lease liabilities			861
financial Assets			73,954
Trade payables		55,829
financial liabilities		61,142
One To Five [Member]
IfrsStatementLineItems [Line Items]
Trade receivables - net
Other payables
Amount due to a director
Loan from a former related company
Dividend payables
Lease liabilities
financial Assets
Trade payables
financial liabilities
Over Five Years [Member]
IfrsStatementLineItems [Line Items]
Trade receivables - net
Other payables
Amount due to a director
Loan from a former related company
Dividend payables
Lease liabilities
financial Assets
Trade payables
financial liabilities
Total U Ndiscounted Cashflow [Member]
IfrsStatementLineItems [Line Items]
Trade receivables - net			61,667
Other payables		1,756	1,316
Amount due to a director		3,407	3,168
Loan from a former related company		150	150
Dividend payables			6,792
Lease liabilities			861
financial Assets			73,954
Trade payables		55,829
financial liabilities		61,142
Carrying Amounts [Member]
IfrsStatementLineItems [Line Items]
Trade receivables - net			61,667
Other payables		1,756	1,316
Amount due to a director		3,407	3,168
Loan from a former related company		150	150
Dividend payables			6,444
Lease liabilities			843
financial Assets			$ 73,588
Trade payables		55,829
financial liabilities		$ 61,142